17. Suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Suppliers Tables
Schedule of supplier accounts payable
	2017	2016
Local currency
Suppliers of materials and services (a)	3,649,543	3,108,497
Interconnection (b)	155,114	181,580
Roaming (c)	1,051	3,349
Co-billing (d)	62,895	85,554
	3,868,603	3,378,980
Foreign currency
Suppliers of materials and services (a)	80,869	67,511
Roaming (c)	37,085	14,590
	117,954	82,101

Current portion	3,986,557	3,461,081